Subsequent Events (Details 1) - USD ($)		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Revenue		$ 225,000
Cost of revenue
Gross profit	[1]
Operating expenses:
Selling, general and administrative		5,349,801	3,619,000
Related party expenses		360,000	360,000
Total operating expenses		5,709,801	3,979,000
Loss from operations		(5,484,801)	(3,979,000)
Other income (expenses)
Interest expense, net		(512,152)	(178,498)
Other income		6,667
Fair value of warrants issued for note extension and inducement to convert		2,002,977
Earnings from investment in OCHL		132,832	410,553
Fair value of warrants and beneficial conversion feature on debt conversion		3,248,948
Fair value of beneficial conversion feature		136,936
Impairment of note receivable - related party		213,331
Loss on sale of investment		(2,790,073)
Total other income (expenses)		(8,764,918)	232,055
Net loss		$ (14,249,719)	$ (3,746,944)
Net Loss per common share - basic and diluted		$ (0.15)	$ (0.04)
Weighted average common shares - basic and diluted		97,596,206	90,082,796
Pro Forma [Member]
Revenue		$ 3,972,000	$ 5,744,000
Cost of revenue		1,147,000	2,052,000
Gross profit		2,825,000	3,692,000
Operating expenses:
Selling, general and administrative		9,479,801	7,297,000
Related party expenses		360,000	360,000
Total operating expenses		9,839,801	7,657,000
Loss from operations		(7,014,801)	(3,965,000)
Other income (expenses)
Interest expense, net		(497,152)	(218,498)
Other income		6,667
Fair value of warrants issued for note extension and inducement to convert		(2,002,977)
Earnings from investment in OCHL		132,832	410,553
Fair value of warrants and beneficial conversion feature on debt conversion		(136,936)
Fair value of beneficial conversion feature		(136,936)
Impairment of note receivable - related party		(213,331)
Loss on sale of investment		(2,790,073)
Total other income (expenses)		(8,749,918)	192,055
Net loss		$ (15,764,719)	$ (3,772,945)
Net Loss per common share - basic and diluted		$ (0.16)	$ (0.04)
Weighted average common shares - basic and diluted		99,596,206	92,082,796

[1]	To reflect investment in KoKo under equity method.